Parent Company Financial Statements (Condensed Parent Only Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and deposits	$ 680.1	[1]	$ 347.9	[1]
Investment securities	2,630.7		1,065.5
Goodwill	334.6		345.9		345.9
Other assets, including $12.9 and $1.9 at December 31, 2013 and 2012, respectively, at fair value	1,636.4		1,488.9
Total Assets	47,139.0	[2]	44,012.0	[2]	45,263.4	[2]
Long-term borrowings	18,484.5		18,330.9
Other liabilities	2,577.4	[3]	2,669.9	[3]
Total Liabilities	38,289.0		35,672.5
Total Stockholders' Equity	8,838.8		8,334.8
Total Liabilities and Equity	47,139.0		44,012.0
CIT Group Inc. [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and deposits	1,533.5		1,307.4
Cash held at bank subsidiary	62.0		15.2
Investment securities	2,096.6		750.3
Receivables from nonbank subsidiaries	12,871.1		15,197.9
Receivables from bank subsidiaries	5.6		15.6
Investment in nonbank subsidiaries	6,533.4		6,547.2
Investment in bank subsidiaries	2,599.6		2,437.2
Goodwill	334.6		345.9
Other assets, including $12.9 and $1.9 at December 31, 2013 and 2012, respectively, at fair value	853.2		547.7
Total Assets	26,889.6		27,164.4
Long-term borrowings	12,531.6		11,822.6
Liabilties to nonbank subsidiaries	4,840.9		6,386.8
Other liabilities	678.3		620.2
Total Liabilities	18,050.8		18,829.6
Total Stockholders' Equity	8,838.8		8,334.8
Total Liabilities and Equity	$ 26,889.6		$ 27,164.4

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interest in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.
[2]	Includes Assets of discontinued operation of $3,821.4 million at December 31, 2013, $4,202.6 million at December 31, 2012, and $7,021.9 million at December 31, 2011. The Assets of discontinued operation are in the U.S.
[3]	Other liabilities consist of other taxes, property tax reserves and other miscellaneous liabilities.